Certain risks and concentration (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Certain risks and concentration
Maximum foreign ownership in internet information provider or other value-added telecommunication service provider's business allowed under PRC laws and regulations	50.00%
Inter segment elimination
Certain risks and concentration
Revenues from sales of software	$ 21,970	$ 1,415	$ 0
Cost of revenues and operating expenses for purchase of software	47,257	54,127	80,402
Cost of revenues and operating expenses for technical support services	$ 25,798	55,760	35,899
Minimum
Certain risks and concentration
Term of contractual agreements	10 years
Maximum
Certain risks and concentration
Term of contractual agreements	30 years
Guangzhou Huaduo
Certain risks and concentration
Equity interests ownership (as a percent)	100.00%
Beijing Tuda and Guangzhou Huaduo
Certain risks and concentration
Maximum percentage of the income of VIEs which may be charged as service fees	100.00%
Maximum percentage of the profits payable by VIEs	100.00%
Guangzhou BaiGuoYuan
Certain risks and concentration
Equity interests ownership (as a percent)	100.00%
Group companies
Certain risks and concentration
Revenues	$ 54,280	54,587	109,618
Group companies | Inter segment elimination
Certain risks and concentration
Revenues	14,505	9,668	129,440
Cash paid for settlement of software transactions	41,070	52,878	62,499
Cash paid for settlement of technical support fees	$ 45,063	$ 56,823	$ 52,119